Note 9 - Stock-based Compensation - Outstanding and Exercisable Stock Options (Details)	12 Months Ended
Sep. 30, 2018 $ / shares shares
Stock Options Outstanding (in shares)	290,000
Exercisable Stock Options Outstanding (in shares)	196,667
Exercise Price Range 1 [Member]
Exercise Price (in dollars per share) | $ / shares	$ 1.79
Stock Options Outstanding (in shares)	50,000
Exercisable Stock Options Outstanding (in shares)	16,667
Remaining Contractual Life (Year)	8 years 219 days
Exercise Price Range 2 [Member]
Exercise Price (in dollars per share) | $ / shares	$ 1.81
Stock Options Outstanding (in shares)	90,000
Exercisable Stock Options Outstanding (in shares)	30,000
Remaining Contractual Life (Year)	8 years 146 days
Exercise Price Range 3 [Member]
Exercise Price (in dollars per share) | $ / shares	$ 3.21
Stock Options Outstanding (in shares)	100,000
Exercisable Stock Options Outstanding (in shares)	100,000
Remaining Contractual Life (Year)	5 years 182 days
Exercise Price Range 4 [Member]
Exercise Price (in dollars per share) | $ / shares	$ 2.45
Stock Options Outstanding (in shares)	50,000
Exercisable Stock Options Outstanding (in shares)	50,000
Remaining Contractual Life (Year)	3 years 182 days